Derivative Instruments and Other Hedging Activities - Effect of Hedging Instruments on Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Designated as Hedging Instruments | Cash Flow Hedging | Interest rate contracts | Interest expense
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)	$ (611)	$ (328)	$ 38
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)	(390)	50	0
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Not Designated as Hedging Instruments
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	(1,299)	6,804	1,492
Not Designated as Hedging Instruments | Interest rate contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	4,750	8,830	4,143
Not Designated as Hedging Instruments | Foreign exchange contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	43	15	22
Not Designated as Hedging Instruments | Forward sales contracts | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	(4,115)	(1,731)	(2,947)
Not Designated as Hedging Instruments | Written and purchased options | Mortgage income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	(2,028)	(327)	274
Not Designated as Hedging Instruments | Other contracts | Other income
Derivative Instruments and Hedging Activities Disclosures
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 51	$ 17	$ 0